Investment Strategy	Dec. 31, 2024
(Allspring VT Opportunity Fund) | VT Opportunity Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	We seek companies that we believe are under priced yet offer attractive growth prospects. Our process begins with fundamental analysis to determine a company’s private market valuation which is the price an informed investor might pay for the entire business. The analysis includes reviewing key financial metrics, competitive positioning,industry dynamics, and management quality. We compare this valuation to the public market price and invest where we see a significant gap. To complement our fundamental analysis, we incorporate systematic tools that provide additional insight into portfolio risk characteristics and factor exposures. We believe these tools enhance our decision-making by informing portfolio construction and supporting a balanced risk and return assessment over time. As part of our investment process, an assessment of environmental, social and governance (ESG) factors that are deemed to have material business and/or financial risk may be considered alongside other relevant factors. The ESG factors utilized in the Fund’s investment process may change over time, some factors may not be relevant with respect to all stocks and may or may not be determinative in the security selection process.We may sell a holding when its price no longer offers an attractive risk/reward, fundamentals deteriorate, or to manage risk and reallocate toward more attractive opportunities.